Condensed Balance Sheets - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets
Deferred offering cost
Total assets	$ 133,770,360
Current liabilities:
Accrued offering costs and expenses	126,019
Due to related party		716
Total current liabilities	126,019	716
Warrant liability	161,359
Total liabilities	287,378	716
Commitments and Contingencies
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Common stock	416
Additional paid-in capital	821,700
Accumulated deficit	(346,364)	(716)	$ 9,083,000
Common stock subject to possible redemption, 13,300,000 shares and 0 shares at redemption value as of September 30, 2021 and December 31, 2020, respectively	133,007,230
Stockholder’s Equity:
Total stockholder’s deficit	475,752	(716)
Total Liabilities and Stockholders’ Equity	133,770,360
Current assets
Cash and cash equivalent	628,652
Prepaid expenses	134,478
Total current assets	763,130
Property and equipment, net			14,053,000
Marketable securities held in Trust Account	133,007,230
SoundHound, Inc.
Assets
Total assets	58,242,000	63,637,000	64,156,000
Current liabilities:
Accounts payable	3,304,000	3,336,000	2,162,000
Accrued liabilities	4,363,000	3,411,000	3,361,000
Operating lease liabilities, current portion	3,298,000
Financing lease liabilities, current portion	1,636,000
Value-added tax liability			1,692,000
Capital lease obligation		2,331,000	2,981,000
Income tax liability	2,768,000	2,953,000
Deferred rent		414,000
Income tax payable			2,424,000
Deferred rent			181,000
Deferred revenue	6,513,000	12,078,000	8,193,000
Convertible notes, current portion	556,000
Notes payable, current portion	28,656,000
Total current liabilities	51,094,000	24,523,000	20,994,000
Capital lease obligation, non-current		1,252,000	3,345,000
Operating lease liabilities, net of current portion	9,485,000
Financing lease liabilities, net of current portion	408,000
Deferred rent, net of current portion		1,511,000
Deferred rent, non-current			1,104,000
Deferred revenue, net of current portion	17,507,000	19,204,000	16,730,000
Derivative and warrant liability	8,175,000	4,384,000
Warrant liability			3,348,000
Convertible notes	18,438,000	13,058,000
Other liabilities	2,896,000	2,371,000	1,845,000
Total liabilities	108,003,000	66,303,000	47,366,000
Redeemable convertible preferred stock	273,687,000	273,687,000	223,641,000
Common stock	1,000	1,000	1,000
Additional paid-in capital	40,633,000	30,836,000	25,936,000
Accumulated deficit	(364,082,000)	(307,189,000)	(232,782,000)
Accumulated other comprehensive loss		(1,000)	(6,000)
Stockholder’s Equity:
Total stockholder’s deficit	(323,448,000)	(276,353,000)	(206,851,000)
Total Liabilities and Stockholders’ Equity	58,242,000	63,637,000	64,156,000
Current assets
Cash and cash equivalent	27,259,000	43,692,000	24,634,000
Restricted cash	230,000	230,000
Short-term investments			13,585,000
Accounts receivable, net of allowance for doubtful accounts of $109	5,636,000	3,575,000	5,667,000
Prepaid expenses and other current assets	1,735,000	1,452,000
Prepaid expenses and other current assets			1,390,000
Total current assets	34,860,000	48,949,000	45,276,000
Restricted cash, non current	1,060,000	1,060,000	1,520,000
Right-of-use-assets	11,493,000
Property and equipment, net	6,943,000	10,435,000	14,053,000
Deferred tax asset	1,247,000	2,282,000	2,424,000
Other assets	$ 2,639,000	$ 911,000	$ 883,000